Federated Hermes Strategic Income Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—5.0%
	Basic Industry - Chemicals—0.0%
$ 135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 162,514
	Basic Industry - Metals & Mining—0.0%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	205,484
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	71,386
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	47,103
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	259,894
	TOTAL	583,867
	Capital Goods - Aerospace & Defense—0.1%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	83,768
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	97,626
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	216,973
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,308
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	164,362
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	58,637
35,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	36,105
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	106,328
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	205,088
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	86,933
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	207,832
	TOTAL	1,290,960
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	20,352
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	81,092
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	144,175
35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	34,079
	TOTAL	279,698
	Capital Goods - Construction Machinery—0.3%
3,590,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	3,337,860
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	203,779
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	105,856
	TOTAL	3,647,495
	Capital Goods - Diversified Manufacturing—0.1%
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	86,843
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	88,501
80,000	Valmont Industries, Inc., 5.250%, 10/1/2054	95,218
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	103,073
65,000	Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	60,798
25,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	22,696
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	90,893
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	61,218
	TOTAL	609,240
	Communications - Cable & Satellite—0.1%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	68,720
60,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.700%, 4/1/2051	50,434

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	$ 41,616
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	43,570
325,000	Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	289,179
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	204,561
100,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	103,300
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	28,053
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	211,081
	TOTAL	1,040,514
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	29,413
150,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	140,660
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	160,933
25,000	Paramount Global, Sr. Unsecd. Note, 4.000%, 1/15/2026	25,787
100,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	104,480
40,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	43,744
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	297,417
	TOTAL	802,434
	Communications - Telecom Wireless—0.0%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	247,400
140,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	158,865
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	52,424
25,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	26,107
100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	94,118
	TOTAL	578,914
	Communications - Telecom Wirelines—0.1%
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	98,338
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	97,393
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	162,457
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	97,408
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	118,170
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	37,325
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	97,303
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	163,397
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	50,623
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	63,059
	TOTAL	985,473
	Consumer Cyclical - Automotive—0.6%
1,870,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,797,300
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	108,530
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	55,585
1,500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 2/26/2027	1,454,847
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	25,643
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	48,584
25,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	23,267
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	60,196
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	2,996,912
175,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	164,194
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	190,367

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	$ 207,024
	TOTAL	7,132,449
	Consumer Cyclical - Retailers—0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	165,590
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	51,829
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	96,499
25,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	22,561
60,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	60,677
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	47,244
20,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	21,572
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	75,955
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	292,358
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	59,883
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	122,869
50,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.600%, 9/1/2027	52,298
	TOTAL	1,069,335
	Consumer Cyclical - Services—0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	48,181
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	261,502
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	211,383
60,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	65,919
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	123,068
	TOTAL	710,053
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	282,951
60,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	66,947
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	54,932
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	131,167
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	145,505
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	53,118
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	116,617
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	33,197
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	52,246
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	85,168
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	116,924
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	50,029
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	102,625
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	33,707
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	94,874
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	72,947
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	159,576
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	80,023
	TOTAL	1,732,553
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	50,898
80,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	81,083
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	43,968
150,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	133,615
85,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	79,779
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	170,916

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	$ 97,751
	TOTAL	658,010
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	152,821
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	91,260
90,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	95,856
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	216,593
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	210,167
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	82,311
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	79,044
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	61,647
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	49,081
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	47,507
	TOTAL	1,086,287
	Consumer Non-Cyclical - Products—0.0%
75,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	72,034
150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	156,516
	TOTAL	228,550
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	81,793
	Consumer Non-Cyclical - Tobacco—0.0%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	71,489
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	80,022
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	81,914
50,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	43,135
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	118,153
	TOTAL	394,713
	Energy - Independent—0.0%
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	188,016
170,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	195,332
25,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	26,562
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	55,084
	TOTAL	464,994
	Energy - Integrated—0.1%
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	185,211
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	317,205
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	74,825
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	74,375
	TOTAL	651,616
	Energy - Midstream—0.1%
145,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	155,346
65,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	63,792
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	260,360
100,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	93,407
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	77,471
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	241,890
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	106,617
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	54,603
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	121,980
	TOTAL	1,175,466

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.4%
$ 2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	$ 2,248,731
160,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	167,355
2,185,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 6/1/2052	2,088,999
		TOTAL	4,505,085
		Financial Institution - Banking—0.5%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	156,556
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	83,568
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	94,767
200,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	191,365
350,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	336,939
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	98,150
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	259,811
100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	100,237
95,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	98,077
275,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	261,246
165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	162,972
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	278,048
270,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	250,704
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	208,956
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	106,472
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	55,097
200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	189,265
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	98,521
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	363,628
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	200,107
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	53,229
170,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	155,118
525,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	503,414
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	98,932
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	85,651
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	260,662
200,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	184,278
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	90,114
95,875	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	40,268
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	206,888
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	89,534
475,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	481,347
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	270,857
		TOTAL	6,114,778
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	64,367
		Financial Institution - Finance Companies—0.0%
250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	236,287
80,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	76,760
75,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	70,236
		TOTAL	383,283
		Financial Institution - Insurance - Life—0.1%
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	208,418
75,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	78,689
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	174,481

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 180,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	$ 180,272
50,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	47,368
	TOTAL	689,228
	Financial Institution - Insurance - P&C—0.0%
45,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	46,416
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	202,902
50,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	49,529
165,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	159,602
	TOTAL	412,033
	Financial Institution - REIT - Healthcare—0.4%
160,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	171,769
115,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	111,425
5,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	4,787,496
	TOTAL	5,070,690
	Financial Institution - REIT - Office—0.2%
1,680,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 2.950%, 3/15/2034	1,644,031
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	95,799
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	116,972
210,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	229,555
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	37,230
	TOTAL	2,123,587
	Financial Institution - REIT - Other—0.0%
40,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	42,672
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	140,935
	TOTAL	183,607
	Financial Institution - REIT - Retail—0.0%
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	128,050
	Health Insurance—0.4%
5,225,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	4,825,444
	Technology—0.2%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	52,032
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	116,828
72,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	75,608
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,789
90,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	87,841
55,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	51,424
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	151,842
50,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	55,832
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	85,720
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	216,251
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	111,584
65,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	65,165
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	135,548
105,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	94,721
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	31,727
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	160,321
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	202,481
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	65,341
150,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	136,177

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	$ 23,895
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	85,854
45,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	42,676
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	41,256
	TOTAL	2,092,913
	Technology Services—0.3%
3,175,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	3,065,045
45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	41,832
	TOTAL	3,106,877
	Transportation - Airlines—0.0%
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	72,382
70,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	75,722
	TOTAL	148,104
	Transportation - Railroads—0.0%
90,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	87,342
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	63,384
	TOTAL	150,726
	Transportation - Services—0.2%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	82,406
130,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	132,924
140,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	130,076
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	77,201
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	207,950
2,310,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	2,223,177
	TOTAL	2,853,734
	Utility - Electric—0.2%
65,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	62,865
1,435,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,432,555
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	47,253
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	24,324
175,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	167,584
110,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	105,931
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	190,217
80,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	79,178
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	41,262
140,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	151,342
30,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	28,392
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	111,853
45,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	46,441
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	68,109
55,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	52,344
185,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	178,301
185,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	194,591
55,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	52,830
	TOTAL	3,035,372
	Utility - Natural Gas—0.0%
30,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	28,259
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	108,426

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$ 196,445
		TOTAL	333,130
		TOTAL CORPORATE BONDS (IDENTIFIED COST $63,279,036)	61,634,352
		U.S. TREASURIES—4.5%
		Treasury Securities—4.5%
7,280,770		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	8,002,641
11,000,000		United States Treasury Bond, 2.375%, 5/15/2051	11,476,439
10,000,000		United States Treasury Note, 0.125%, 4/30/2023	9,876,034
20,000,000		United States Treasury Note, 0.750%, 11/15/2024	19,540,918
7,000,000		United States Treasury Note, 1.500%, 1/31/2027	6,920,762
		TOTAL U.S. TREASURIES (IDENTIFIED COST $57,214,763)	55,816,794
		COMMON STOCKS—3.6%
		Auto Components—0.2%
79,868		American Axle & Manufacturing Holdings, Inc.	739,578
40,691		Goodyear Tire & Rubber Co.	630,303
4,500		Lear Corp.	708,030
		TOTAL	2,077,911
		Chemicals—0.1%
45,430		Koppers Holdings, Inc.	1,300,661
		Commercial Services & Supplies—0.2%
19,000		Brinks Co. (The)	1,331,140
34,828		KAR Auction Services, Inc.	642,925
		TOTAL	1,974,065
		Communications Equipment—0.1%
15,420	[2]	Lumentum Holdings, Inc.	1,524,421
		Containers & Packaging—0.5%
201,955	[2]	Ardagh Metal Packaging	1,678,246
74,953		Graphic Packaging Holding Co.	1,542,533
102,356		O-I Glass, Inc.	1,308,109
27,963		WestRock Co.	1,265,885
		TOTAL	5,794,773
		Electric Utilities—0.1%
31,815		NRG Energy, Inc.	1,203,880
		Food & Staples Retailing—0.1%
39,270	[2]	US Foods Holding Corp.	1,535,064
		Gas Utilities—0.1%
80,691		Suburban Propane Partners LP	1,204,717
		Hotels Restaurants & Leisure—0.2%
13,830		Boyd Gaming Corp.	981,100
28,085		Red Rock Resorts, Inc.	1,412,114
		TOTAL	2,393,214
		Independent Power Producers & Energy Traders—0.1%
56,740		Vistra Corp.	1,294,807
		Media—0.8%
67,330	[2]	Altice USA, Inc.	778,335
269,056	[2]	Cumulus Media, Inc.	3,083,382
79,395	[2]	iHeartMedia, Inc.	1,703,023
269,275		Stagwell, Inc.	2,041,104
130,305		Townsquare Media, Inc.	1,486,780

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Media—continued
189,058	[2]	Urban One, Inc.	$ 850,761
		TOTAL	9,943,385
		Metals & Mining—0.2%
12,860		Compass Minerals International, Inc.	753,853
43,390	[3]	Teck Resources Ltd.	1,559,871
		TOTAL	2,313,724
		Oil Gas & Consumable Fuels—0.2%
25,864		Devon Energy Corp.	1,540,201
6,326		Pioneer Natural Resources, Inc.	1,515,710
		TOTAL	3,055,911
		Personal Products—0.1%
34,285		Energizer Holdings, Inc.	1,144,776
		Pharmaceuticals—0.1%
55,070		Bausch Health Cos, Inc.	1,324,984
		Professional Services—0.1%
14,735		Science Applications International Corp.	1,292,112
		Technology Hardware Storage & Peripherals—0.2%
19,640		Dell Technologies, Inc.	1,000,854
160,830		Diebold Nixdorf, Inc.	1,399,221
		TOTAL	2,400,075
		Trading Companies & Distributors—0.1%
25,250	[2]	GMS, Inc.	1,369,813
		Utility - Electric—0.1%
21,875		Enviva, Inc.	1,524,687
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,410,936)	44,672,980
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
		Commercial Mortgage—0.4%
$ 810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	867,555
500,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	546,160
345,000	[1]	Bank, Class A4, 3.507%, 3/15/2064	354,774
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	703,655
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	510,408
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,015,307
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	997,027
		TOTAL	4,994,886
		Federal Home Loan Mortgage Corporation REMIC—1.1%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	846,087
691,222		FHLMC REMIC, Series K105, Class A1, 1.536%, 3/25/2053	666,079
7,453,018		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	7,342,096
5,000,000		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	4,785,937
		TOTAL	13,640,199
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,671,656)	18,635,085
		ASSET-BACKED SECURITIES—0.4%
		Student Loans—0.4%
1,941,589		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,895,679
2,282,975		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	2,200,701
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,221,540)	4,096,380

Principal Amount, Shares or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
$ 1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045 (IDENTIFIED COST $1,004,153)	$ 1,010,208
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,2,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
13,575,000		Bank Of America Merrill Lynch GBP CALL/USD PUT (CALL-Option), Notional Amount $13,575,000, Exercise Price $1.3575, Expiration Date 3/1/2022	272
20,850,000		BANK OF AMERICA MERRILL LYNCH GBP CALL/USD PUT (CALL-Option), Notional Amount $20,850,000, Exercise Price $1.39, Expiration Date 4/21/2022	23,018
17,140,500	[2]	BARCLAYS EUR CALL/USD PUT (CALL-Option), Notional Amount $17,140,500, Exercise Price $1.1427, Expiration Date 3/3/2022	2,485
7,500	[2]	CBOE SPX Volatility Index (CALL-Option), Notional Amount $21,462,675, Exercise Price $40, Expiration Date 3/15/2022	937,500
20,000,000	[2]	Morgan Stanley AUD CALL/USD PUT (CALL-Option), Notional Amount $20,000,000, Exercise Price $0.76, Expiration Date 7/21/2022	169,020
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,032,569)	1,132,295
		PURCHASED PUT OPTIONS—0.2%
15,000,000	[2]	Bank of America Merrill Lynch USD PUT/MXN CALL (PUT-Option), Notional Amount $15,000,000, Exercise Price $20.5, Expiration Date 4/22/2022	188,295
15,000,000	[2]	Bank of America Merrill Lynch USD PUT/ZAR Call (PUT-Option), Notional Amount $15,000,000, Exercise Price $14.75, Expiration Date 3/3/2022	95,265
10,000,000	[2]	Barclays USD PUT/CAD CALL (PUT-Option), Notional Amount $10,000,000, Exercise Price $1.28, Expiration Date 4/22/2022	172,470
20,000,000	[2]	Barclays USD PUT/NOK CALL (PUT-Option), Notional Amount $20,000,000, Exercise Price $8.7, Expiration Date 4/21/2022	261,340
7,500	[2]	CBOE SPX Volatility Index (PUT-Option), Notional Amount $21,462,675, Exercise Price $24, Expiration Date 3/15/2022	543,750
500	[2]	Russell 2000 Index (PUT-Option), Notional Amount $102,404,450, Exercise Price $1850, Expiration Date 3/18/2022	630,000
250		United States Treasury Note 10 Year Futures, Notional Amount: $102,500 Exercise Price $151, Expiration Date 3/26/2022	78,125
250		United States Treasury Note 10 Year Futures, Notional Amount: $102,500 Exercise Price $155, Expiration Date 3/26/2022	308,595
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $4,685,854)	2,277,840
		INVESTMENT COMPANIES—84.6%
2,345,230		Bank Loan Core Fund	22,326,590
31,546,069		Emerging Markets Core Fund	287,069,226
91,200		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[6]	91,200
17,808,841		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[6]	17,805,279
85,249,122		High Yield Bond Core Fund	516,609,681
20,948,995		Mortgage Core Fund	199,015,456
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,102,126,664)	1,042,917,432
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,299,650,571)	1,232,193,766
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	149,529
		TOTAL NET ASSETS—100%	$1,232,343,295

At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]United States Treasury Notes 2-Year Long Futures	75	$16,141,992	June 2022	$34,991
[2]United States Treasury Notes 5-Year Long Futures	10	$1,182,812	June 2022	$4,587
[2]United States Treasury Ultra Bond Long Futures	3	$557,813	June 2022	$5,173
Short Futures:
[2]United States Treasury Notes 10-Year Short Futures	188	$23,958,250	June 2022	$(156,110)
[2]United States Treasury Notes 10-Year Ultra Short Futures	8	$1,130,625	June 2022	$(11,769)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(123,128)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,280,658 and $19,046,418, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/1/2022	CREDIT AGRICOLE CIB	27,482,343	AUD	$20,000,000	$(39,581)
3/1/2022	CREDIT AGRICOLE CIB	27,700,831	AUD	$20,000,000	$119,107
3/8/2022	JPMORGAN CHASE BANK, N.A.	1,150,638,300	JPY	$10,000,000	$9,603
4/28/2022	HSBC BANK USA	19,028,505	CAD	$15,000,000	$14,832
5/9/2022	BANK OF AMERICA, N.A.	1,151,280,500	JPY	$10,000,000	$29,337
Contracts Sold:
3/1/2022	CREDIT AGRICOLE CIB	55,555,556	AUD	$40,000,000	$(349,986)
4/1/2022	CREDIT AGRICOLE CIB	27,693,735	AUD	$20,000,000	$(123,739)
5/9/2022	BARCLAYS BANK PLC WHOLESALE	1,157,050,000	JPY	$10,000,000	$(79,597)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(420,024)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $236,361 and $163,502, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2022[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swap:
Barclays	CDX HY 37	Sell	5.000%	12/20/2026	3.17%	$25,000,000	$1,409,848	$1,703,527	$(293,679)
TOTAL CREDIT DEFAULT SWAPS							$1,409,848	$1,703,527	$(293,679)
The average notional amount of swap contracts held by the Fund throughout the period was $15,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	AUD CALL/USD PUT	20,000,000	$20,000,000	April 2022	$0.74	$(202,180)
JP Morgan	Chicago Board Options Exchange SPX Volatility Index (7,500 Contracts)	7,500	$21,462,675	March 2022	$24.00	$(4,050,000)
JP Morgan	Russell 2000 Index (500 Contracts)	500	$102,404,450	March 2022	$2,100.00	$(1,575,000)
JP Morgan	United States Treasury Ultra Bond (400 Contracts)	250	$102,500	March 2022	$158.00	$(359,375)
JP Morgan	US Treasury Note 10 -Year Future (400 Contracts)	400	$56,000	March 2022	$128.00	$(268,750)
JP Morgan	USD CALL/ ZAR PUT	15,000,000	$15,000,000	April 2022	$15.75	$(268,155)
Barclays	EUR CALL/ USD PUT	28,937,500	$28,937,500	March 2022	$1.16	$(232)
Barclays	USD CALL/ BRL PUT	15,000,000	$15,000,000	May 2022	$5.30	$(445,800)
Barclays	USD CALL/ NOK PUT	20,000,000	$20,000,000	April 2022	$9.20	$(149,980)
Bank of America, N.A	GBP CALL/ USD PUT	27,400,000	$27,400,000	March 2022	$1.37	$(27)
Bank of America, N.A	USD CALL/ MXN PUT	15,000,000	$15,000,000	April 2022	$21.00	$(180,135)
Put Options:
Bank of America, N.A	GBP PUT/ USD CALL	20,100,000	$20,100,000	April 2022	$1.34	$(217,201)
Bank of New York	AUD PUT / USD CALL	20,000,000	$20,000,000	March 2022	$0.71	$(101,100)
Barclays	USD PUT/ ZAR CALL	15,000,000	$15,000,000	April 2022	$15.25	$(209,160)
Barclays	USD PUT/ MXN CALL	15,000,000	$15,000,000	April 2022	$20.00	$(43,110)
Barclays	USD PUT/ NOK CALL	40,000,000	$40,000,000	April 2022	$8.35	$(108,280)
Barclays	USD PUT/ JPY CALL	25,000,000	$25,000,000	April 2022	$111.00	$(37,200)
Barclays	USD PUT/ JPY CALL	15,000,000	$15,000,000	March 2022	$112.75	$(3,720)
Barclays	USD PUT/ NOK CALL	20,000,000	$20,000,000	April 2022	$8.80	$(369,620)
Barclays	USD PUT/ BRL CALL	15,000,000	$15,000,000	May 2022	$4.80	$(57,060)
Barclays	USD PUT/ CAD CALL	30,000,000	$30,000,000	April 2022	$1.27	$(363,870)
JP Morgan	United States Treasury Ultra Bond (500 Contracts)	500	$205,000	March 2022	$152.00	$(210,940)
JP Morgan	US Treasury Note 10 -Year Future (600 Contracts)	400	$56,000	March 2022	$125.00	$(62,500)
JP Morgan	Russell 2000 Index (500 Contracts)	250	$51,202,225	March 2022	$1,920.00	$(556,250)
JP Morgan	United States Treasury Ultra Bond (250 Contracts)	250	$102,500	March 2022	$149.50	$(42,969)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF (15,000 Contracts)	15,000	$125,505,000	March 2022	$82.00	$(613,006)
Morgan Stanley	AUD PUT/USD CALL	20,000,000	$20,000,000	April 2022	$0.72	$(193,060)
(Premium Received $10,884,160)						$(10,688,680)
The average market value of written put and call options held by the Fund throughout the period was $4,629,400 and $4,962,300, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,703,243 and $3,017,617, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts, Written Options Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2022	Shares Held as of 2/28/2022	Dividend Income	Gain Distributions Received
Bank Loan Core Fund	$60,812,038	$16,672,644	$(55,000,000)	$37,435	$(195,527)	$22,326,590	2,345,230	$672,643	$—
Emerging Markets Core Fund	$265,673,450	$57,569,109	$(20,000,000)	$(16,352,957)	$179,624	$287,069,226	31,546,069	$4,569,109	$—
Federated Government Obligations Fund, Premier Shares*	$17,374,500	$2,480,630	$(19,763,930)	$—	$—	$91,200	91,200	$—	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$23,430,312	$175,376,905	$(180,991,799)	$(1,581)	$(8,558)	$17,805,279	17,808,841	$3,712	$2,215
High Yield Bond Core Fund	$466,267,692	$89,220,000	$(24,200,000)	$(14,934,629)	$256,618	$516,609,681	85,249,122	$7,102,290	$—
Mortgage Core Fund	$147,548,396	$57,000,000	$—	$(5,532,940)	$—	$199,015,456	20,948,995	$991,055	$—
TOTAL OF AFFILIATED TRANSACTIONS	$981,106,388	$398,319,288	$(299,955,729)	$(36,784,672)	$232,157	$1,042,917,432	157,989,457	$13,338,809	$2,215

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

2	Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$86,280	$91,200

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Issuer in default.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$61,594,084	$40,268	$61,634,352
U.S. Treasury Securities	—	55,816,794	—	55,816,794
Collateralized Mortgage Obligations	—	18,280,311	354,774	18,635,085
Asset-Backed Securities	—	4,096,380	—	4,096,380
Commercial Mortgage-Backed Security	—	1,010,208	—	1,010,208
Purchased Call Options	937,500	194,795	—	1,132,295
Purchased Put Options	1,560,470	717,370	—	2,277,840
Equity Securities:
Common Stocks
Domestic	40,109,879	—	—	40,109,879
International	4,563,101	—	—	4,563,101
Preferred Stock
Domestic	—	—	400	400
Investment Companies	1,042,917,432	—	—	1,042,917,432
TOTAL SECURITIES	$1,090,088,382	$141,709,942	$395,442	$1,232,193,766
Other Financial Instruments:
Assets
Futures Contracts	$44,751	$—	$—	$44,751
Foreign Exchange Contracts	172,879	—	—	172,879
Swap Contracts	—	1,409,848	—	1,409,848
Liabilities
Futures Contracts	(167,879)	—	—	(167,879)
Foreign Exchange Contracts	(592,903)	—	—	(592,903)
Written Options Contracts	(7,738,790)	(2,949,890)	—	(10,688,680)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,281,942)	$(1,540,042)	$—	$(9,821,984)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand